   As filed with the Securities and Exchange Commission on October 16, 1998


                                                             File Nos. 33-49552*
                                                                        811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 13*+

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

                          CITIFUNDS INSTITUTIONAL TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

  PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
            ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



      It is proposed that this filing will become effective on January 4, 1999 pursuant to paragraph (a) of Rule 485.

      Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio have executed this Registration Statement.


-------------------------------------------------------------------------------
* Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49554.
+ This filing relates to CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, CitiFunds Institutional Tax Free Reserves and CitiFunds Institutional Cash Reserves.

PROSPECTUS

CITIFUNDS(SM) INSTITUTIONAL MONEY MARKET FUNDS

CITIBANK, N.A., INVESTMENT ADVISER

CITIFUNDS(SM) INSTITUTIONAL LIQUID RESERVES
CITIFUNDS(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITIFUNDS(SM) INSTITUTIONAL TAX FREE RESERVES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

January 4, 1999

CITIFUNDS MONEY MARKET FUNDS
Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has different goals and different investment strategies, and each
offers a different mix of investments. See page    for a summary of investment
information for each Fund. For more information, see page   . Of course, there
is no assurance that any Fund will achieve its investment goals.

Tax Free Reserves invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and, in certain cases, state income taxes. This Fund is a non-diversified mutual fund, which means that it may invest relatively high percentages of its assets in a limited number of issuers. As a result, this Fund has more risk than broadly
diversified money market funds. See page    for more information about risks.

TABLE OF CONTENTS

FUNDS AT A GLANCE .....................................................       3
        CitiFunds Institutional Liquid Reserves .......................       3
        CitiFunds Institutional U.S. Treasury Reserves ................       5
        CitiFunds Institutional Tax Free Reserves .....................       7
YOUR CITIFUNDS ACCOUNT ................................................      11
        How the Price of Your Shares Is Calculated ....................      11
        How to Sell Shares ............................................      11
        Exchanges .....................................................      11
        Dividends .....................................................      11
        Retirement Accounts ...........................................      12
        Tax Matters ...................................................      12
MANAGEMENT OF THE FUNDS ...............................................      13
        Investment Adviser ............................................      13
        Distribution Arrangements .....................................      13
        Investment Structure ..........................................      13
MORE ABOUT THE FUNDS ..................................................      13
FINANCIAL HIGHLIGHTS...................................................      17
Appendix: Taxable Equivalent Yields ...................................      20

Funds at a Glance

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
This summary briefly describes CitiFunds Institutional Liquid Reserves and the principal risks of investing in it. For more information, see "More About the
Funds" on page   .

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These include:

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

  o obligations of U.S. and non-U.S. banks;

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

  o commercial paper and asset backed securities.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

MAIN RISKS
The principal risks of investing in Institutional Liquid Reserves are
described below. See page      for more information about risks.

  o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates.

  o A major change in interest rates, a default on an investment held by the Fund or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.

  o Non-U.S. securities are subject to additional risks, such as political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the value of these securities.

  o The Fund concentrates in bank obligations. This means that your investment in the Fund is susceptible to adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.

  o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in Institutional Liquid Reserves is not a complete investment program and should be considered just one part of your total investment program.

You should consider investing in Institutional Liquid Reserves if:

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in Institutional Liquid Reserves if:

  o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you would prefer an investment with dividends taxed at lower rates, consider Institutional Tax Free Reserves.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and potential rewards of investing in the Fund. The bar chart shows the Fund's performance over the last ten calendar years. The table compares the average annual returns for the Fund over the last ten calendar years to the performance of the IBC Financial 1st Tier Institutional Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

YEAR-BY-YEAR TOTAL RETURNS
This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

[bar chart -- for calendar quarters March 31, 1993 through September 30, 1998]

QUARTERLY RETURNS                 MARCH        JUNE       SEPTEMBER    DECEMBER
-----------------                 -----        ----       ---------    --------
    1993 ......................   0.76%        0.78%        0.81%        0.79%
    1994 ......................   0.82         1.00         1.16         1.30
    1995 ......................   1.48         1.54         1.50         1.47
    1996 ......................   1.36         1.32         1.35         1.37
    1997 ......................   1.33         1.40         1.41         1.42
    1998 ......................   1.38         1.38         1.40

Footnote to bar chart: As of September 30, 1998, the Fund had a year-to-date
return of   %.

          FUND'S HIGHEST AND LOWEST RETURNS                    QUARTER ENDING
          ---------------------------------                    --------------
   (FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)
                    Highest 1.54%                              June 30, 1995
                     Lowest 0.76%                              March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 1997)
This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC Financial 1st Tier Institutional Money Market Funds Average, a broad measure of money market fund performance, and gives another indication of the risk of investing in the Fund.

           AS OF 12/31/97
           -------------------------------------------------------
                           Avg. Annual Total Rtn          10/2/92
           -------------------------------------------------------
                        1 YEAR     5 YEAR      10 YEAR   INCEPTION
           -------------------------------------------------------
           FUND         5.87%       4.96%        N/A       4.87%
           -------------------------------------------------------
           IBC          5.27%       4.57%        N/A       4.52%*
           -------------------------------------------------------
           * SINCE 10/31/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................    None
Maximum Deferred Sales Charge (Load) ...................................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ............    None
Redemption Fee .........................................................    None
Exchange Fee ...........................................................    None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from Fund assets):

                                                 BEFORE WAIVER   AFTER WAIVER(2)
                                                 -------------   ---------------
Management Fees ................................     0.15%            0.08%
Distribution (12b-1) Fees ......................     0.10%            0.00%
Other Expenses (administrative, shareholder
  servicing and other expenses) ................     0.54%            0.12%
Total Annual Fund Operating Expenses ...........     0.79%(2)         0.20%

(1)This table reflects the expenses of both the Fund and Cash Reserves Portfolio, the underlying mutual fund in which the Fund invests.
(2)Certain Fund service providers voluntarily waived fees and reimbursed expenses of 0.59% through August 31, 1998 in order to prevent total expenses from exceeding 0.20% of average daily net assets. These waivers can be reduced or terminated at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above before giving effect to any fee waivers or reimbursements remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITIFUNDS INSTITUTIONAL LIQUID RESERVES

                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                              ------       -------      -------     --------
Before waiver ..............    $81         $252         $439         $978
After waiver ...............    $20         $ 64         $113         $255

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
This summary briefly describes CitiFunds Institutional U.S. Treasury Reserves and the principal risks of investing in it. For more information, see "More
About the Funds" on page   .

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Institutional U.S. Treasury Reserves invests in:

  o U.S. Treasury bills, notes and bonds;

  o Treasury receipts; and

  o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Unlike many other U.S. Treasury money market funds, the Fund does not enter into repurchase agreements.

Investing in high quality, short-term instruments may result in a lower yield (the return on your investment) than investing in lower quality or longer term instruments.

MAIN RISKS
The principal risks of investing in Institutional U.S. Treasury Reserves are
described below. See page    for more information about risks.

  o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates.

  o A major change in interest rates could cause the value of your investment in the Fund to decline.

  o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

  o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in Institutional U.S. Treasury Reserves is not a complete investment program and should be considered just one part of your total investment program.

You should consider investing in Institutional U.S. Treasury Reserves if:

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in Institutional U.S. Treasury Reserves if:

  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you would prefer an investment with dividends taxed at lower rates, consider Institutional Tax Free Reserves.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and potential rewards of investing in the Fund. The bar chart shows the Fund's performance over the last ten calendar years. The table compares the average annual returns for the Fund over the last ten calendar years to the performance of the IBC Financial Institutional 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

YEAR-BY-YEAR TOTAL RETURNS
This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

[bar chart -- for calendar quarters March 31, 1993 through September 30, 1998]

QUARTERLY RETURNS                 MARCH        JUNE       SEPTEMBER    DECEMBER
-----------------                 -----        ----       ---------    --------
    1993 .....................    0.74%        0.73%        0.77%        0.76%
    1994 .....................    0.75         0.87         1.03         1.20
    1995 .....................    1.32         1.42         1.38         1.33
    1996 .....................    1.24         1.20         1.26         1.26
    1997 .....................    1.23         1.27         1.28         1.24
    1998 .....................    1.26         1.25         1.25

Footnote to bar chart: As of September 30, 1998, the Fund had a year-to-date
return of   %.

           FUND'S HIGHEST AND LOWEST RETURNS                     QUARTER ENDING
           ---------------------------------                     --------------
    (FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)
                     Highest 1.42%                               June 30, 1995
                      Lowest 0.73%                               June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 1997)
This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC Financial Institutional 100% U.S. Treasury Rated Money Market Funds Average, a broad measure of money market fund performance, and gives another indication of the risk of investing in the Fund.

            AS OF 12/31/97
           -------------------------------------------------------
                           Avg. Annual Total Rtn          10/2/92
           -------------------------------------------------------
                        1 YEAR     5 YEAR      10 YEAR   INCEPTION
           -------------------------------------------------------
           FUND         5.11%       4.53%        N/A       4.46%
           -------------------------------------------------------
           IBC          4.92%       4.39%        N/A       4.34%*
           -------------------------------------------------------
           * SINCE 10/30/92



FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................    None
Maximum Deferred Sales Charge (Load) ..................................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...........    None
Redemption Fee ........................................................    None
Exchange Fee ..........................................................    None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from Fund assets):

                                                 BEFORE WAIVER   AFTER WAIVER(2)
                                                 -------------   ---------------
Management Fees ...............................      0.15%            0.07%
Distribution (12b-1) Fees .....................      0.10%            0.00%
Other Expenses (administrative, shareholder
  servicing and other expenses) ...............      0.57%            0.18%
Total Annual Fund Operating Expenses ..........      0.82%(2)         0.25%

(1)This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio, the underlying mutual fund in which the Fund invests.
(2)Certain Fund service providers voluntarily waived fees and reimbursed expenses of 0.57% through August 31, 1998 in order to prevent total expenses from exceeding 0.25% of average daily net assets. These waivers can be reduced or terminated at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above before giving effect to any fee waivers or reimbursements remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                              ------       -------      -------     --------
Before waiver ..............    $84         $262         $455        $1,015
After waiver ...............    $26         $ 80         $141        $  318

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
This summary briefly describes CitiFunds Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see "More About
the Funds" on page   .

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

  o Under normal market conditions, Institutional Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other political or public entities or agencies or qualifying issuers. The interest paid on these debt securities is free from federal income tax.

  o The Fund invests at least 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

  o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax.

Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

MAIN RISKS
The principal risks of investing in Institutional Tax Free Reserves are
described below. See page    for more information about risks.

  o The Fund is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Fund also may invest 25% or more of its assets in issuers located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular economic, business, regulatory or political event.

  o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates.

  o A major change in interest rates, a default on an investment held by the Fund or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.

  o The Fund concentrates in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that your investment in the Fund is susceptible to adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.

  o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in Institutional Tax Free Reserves is not a complete investment program and should be considered just one part of your total investment program.

You should consider investing in Institutional Tax Free Reserves if:

  o You're seeking tax-exempt income from your investment.*

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

Don't invest in Institutional Tax Free Reserves if:

  o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

  o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and potential rewards of investing in the Fund. The bar chart shows the Fund's performance over the last ten calendar years. The table compares the average annual returns for the Fund over the last ten calendar years to the performance of the IBC Financial General Institutional Tax Free Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

YEAR-BY-YEAR TOTAL RETURNS
This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

[bar chart -- for calendar quarters September 30, 1997 through September 30,
1998]

QUARTERLY RETURNS                 MARCH        JUNE       SEPTEMBER    DECEMBER
-----------------                 -----        ----       ---------    --------
    1997 .....................        %            %        0.85%        0.90%
    1998 .....................    0.81         0.89         0.83

Footnote to bar chart: As of September 30, 1998, the Fund had a year-to-date
return of   %.

           FUND'S HIGHEST AND LOWEST RETURNS                     QUARTER ENDING
           ---------------------------------                     --------------
    (FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)
                     Highest 0.90%                             December 31, 1997
                      Lowest 0.81%                               March 31, 1998

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 1997)
This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC Financial General Institutional Tax Free Money Market Funds Average, a broad measure of money market fund performance, and gives another indication of the risk of investing in the Fund.

           AS OF 12/31/97
           -------------------------------------------------------
                           Avg. Annual Total Rtn          5/21/97
           -------------------------------------------------------
                        1 YEAR     5 YEAR      10 YEAR   INCEPTION
           -------------------------------------------------------
           FUND          N/A         N/A         N/A       2.91%
           -------------------------------------------------------
           IBC           N/A         N/A         N/A       1.99%*
           -------------------------------------------------------
           * SINCE 5/31/97



FUND FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................     None
Maximum Deferred Sales Charge (Load) ..................................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...........     None
Redemption Fee ........................................................     None
Exchange Fee ..........................................................     None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from Fund assets):

                                                 BEFORE WAIVER   AFTER WAIVER(2)
                                                 -------------   ---------------
Management Fees ...............................      0.20%            0.11%
Distribution (12b-1) Fees .....................      0.10%            0.00%
Other Expenses (administrative, shareholder
  servicing and other expenses) ...............      0.67%            0.12%
Total Annual Fund Operating Expenses ..........      0.97%(2)         0.25%

(1)This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio, the underlying mutual fund in which the Fund invests.
(2)Certain Fund service providers voluntarily waived fees and reimbursed expenses of 0.72% through August 31, 1998 in order to prevent total expenses from exceeding 0.25% of average daily net assets. These waivers can be reduced or terminated at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above before giving effect to any fee waivers or reimbursements remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES

                                1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                ------       -------      -------     --------
Before waiver ...............    $104         $326         $566        $1,263
After waiver ................    $ 26         $ 80         $141        $  318

YOUR CITIFUNDS ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution that has an agreement with the distributor. You must be a customer of a Shareholder Servicing Agent to purchase shares. Shareholder Servicing Agents are financial institutions that have entered into shareholder servicing agreements concerning the Funds. You pay no sales charge (load) to invest in the Funds. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received and accepted by the distributor. NAV is the value of a single share of a Fund.

A Shareholder Servicing Agent will establish and maintain your account and is the shareholder of record. The Agent may establish its own terms, conditions and charges (such as minimum investments, fixed annual fees or account maintenance fees) and may offer you a variety of services, such as automatic purchase and redemption programs, at an additional charge. These charges, if imposed, would reduce your net return on an investment in a Fund.

Your Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Agent transmits the order when the check clears, usually within two business days.

The Fund's distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the distributor and may vary. Citibank may make similar payments to dealers under similar arrangements.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Every day the New York Stock Exchange is open for trading (at 3:00 p.m. Eastern time for Institutional Liquid Reserves and 12:00 noon Eastern time for the other funds), each Fund calculates its net asset value (NAV). On days when the financial markets in which the Funds invest close early, NAV will be calculated as of the close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell your shares on any business day without a sales charge at the NAV (normally $1.00 per share) next determined after your redemption request has been received by your Agent. You may contact your Agent in writing or, if your Agent permits, by telephone. All redemption requests must be in proper form, as determined by your Agent.

You will receive your redemption proceeds in federal funds, if the New York Stock Exchange is open and operating without restrictions, normally on the day on which you sell your shares but in any event within seven days. Your redemption proceeds may also be delayed for up to ten days if the purchase was made by check. You should be aware that you may have to pay taxes on your redemption proceeds.

EXCHANGES
You may exchange Fund shares for those of another CitiFund or certain other funds managed or advised by Citibank which are made available by your Shareholder Servicing Agent. Your Agent can provide you with more information, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone. The exchange will be based on the relative NAVs of both funds next determined after the order is accepted by the Funds' distributor. You should be aware that you may have to pay taxes on your exchange. You cannot exchange shares until the Fund has received payment in federal funds for your shares.

DIVIDENDS
Each business day when we determine NAV for a Fund, we calculate the Fund's net income and declare dividends for all shareholders of record. Shares begin to accrue dividends on the day they are purchased. You will not receive dividends for the day on which you redeem your shares. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, we will distribute them as full and fractional additional Fund shares.

RETIREMENT ACCOUNTS
Your Shareholder Servicing Agent can advise you about how investments in Institutional Liquid Reserves and Institutional U.S. Treasury Reserves may be incorporated into your retirement plan.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

FEDERAL INCOME TAXES: With respect to Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, shareholders are required to pay federal income tax on any dividends and other distributions received. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes.

If you sell your shares of a Fund, or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).

With respect to Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to shareholders will be excludable from shareholders' gross income. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Generally, distributions from the Fund's short-term capital gains will be taxed as ordinary income, and distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

Fund dividends of tax-exempt income are taken into account in determining the amount of a shareholder's social security and railroad retirement benefits that may be subject to federal income tax. No deduction may be claimed for interest on indebtedness incurred or continued for the purpose of purchasing or carrying Fund shares. Investors who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to investors who fail to provide this information or otherwise violate IRS regulations.

Fund dividends that are excludable from shareholders' gross income for federal income tax purposes may not necessarily be exempt from the income or other tax laws of any state or local taxing authority. You should consult your own tax adviser in this regard.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
Each Fund draws on the strength and experience of Citibank. Citibank is the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank, 153 East 53rd Street, New York, New York, has been managing money since 1822. With its affiliates, it currently manages more than $290 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup, Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998. "CitiFunds" is a service mark of Citicorp.

Although Citibank and its affiliates may have banking relationships with the issuers of securities that are held in the Funds, in making investment decisions for the Funds, Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

ADVISORY FEES
For the services it provided under the investment advisory agreements for the Funds, for the Funds' fiscal year ended August 31, 1998 Citibank received the following fees:

                                                  FEE, AS PERCENTAGE OF AVERAGE
FUND                                              DAILY NET ASSETS, AFTER WAIVER
----                                              ------------------------------
INSTITUTIONAL LIQUID RESERVES                                  0.08%
INSTITUTIONAL U.S. TREASURY RESERVES                           0.07%
INSTITUTIONAL TAX FREE RESERVES                                0.11%

DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Funds have adopted distribution plans under rule 12b-1 under the Investment Company Act of 1940. The plans allow each Fund to use up to 0.10% per year of its average daily net assets to compensate the Funds' distributor for its distribution activities. The distributor uses the fees to offset Fund marketing costs, including advertising and other promotional activities, and to pay its own costs related to distribution activities, including employee salaries and bonuses. The distributor currently waives a portion of these fees on a voluntary basis. This fee waiver may be terminated or reduced at any time. The plans also allow each Fund to pay up to an additional 0.10% per year of its average daily net assets in anticipation of or as reimbursement for certain advertising expenses. The Funds did not pay any of these additional advertising expenses during their last fiscal year, and do not anticipate doing so during the current fiscal year. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

INVESTMENT STRUCTURE
The Funds each invest in securities through an underlying mutual fund having the same goals and strategies. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

MORE ABOUT THE FUNDS
The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments, investment strategies and risks appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of Citibank, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by Citibank to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, in Citibank's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. Investments in high quality, short-term securities may result in a lower yield than would be available from investments in lower quality or longer term securities.

WHAT ARE MONEY MARKET INSTRUMENTS?
A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and the buyer agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

INSTITUTIONAL LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund concentrates in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. This means that the Fund invests at least 25% of its assets in bank obligations, and the Fund may invest up to all of its assets in bank obligations. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Institutional Liquid Reserves invests only in "first tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, in Citibank's opinion, of comparable quality.

INSTITUTIONAL U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. Unlike most other money market funds and many U.S. Treasury money market funds, the Fund does not invest in repurchase agreements. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INSTITUTIONAL TAX FREE RESERVES invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.

WHAT ARE MUNICIPAL OBLIGATIONS?
Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues. Under normal market conditions, Institutional Tax Free Reserves invest at least 80% of their assets in municipal obligations and participation interests. These policies cannot be changed without a shareholder vote.

Municipal obligations bought by Institutional Tax Free Reserves must be rated in the highest two rating categories of nationally recognized rating agencies or determined by Citibank to be of comparable quality. If the credit quality of a municipal obligation deteriorates after the Fund buys it, Citibank will decide whether the security should be held or sold.

Institutional Tax Free Reserves invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances, and under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Institutional Tax Free Reserves concentrates in participation interests issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that the Fund will invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted. As a result, these instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.

Institutional Tax Free Reserves may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of Institutional Tax Free Reserves' assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, the Fund's investment goals and policies may be changed without a shareholder vote.

DEFENSIVE STRATEGIES. Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

INVESTMENT STRUCTURE. The Funds each invest in securities through an underlying mutual fund having the same goals and strategies.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. Citibank's portfolio managers use a "top-down" approach when selecting securities for these funds. When using a "top-down" approach, the portfolio manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

RISKS
Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Before investing, you should consider the risks you will assume. Certain of these risks are described below.

The risks of investing in each Fund vary depending on the securities it holds and the investment practices it uses. Please remember that an investment in the Funds is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

INTEREST RATE RISK. The Funds invest in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. A major change in interest rates could cause the value of your investment in the Fund, as well as the yield on your investment, to decline.

CREDIT RISK. The Funds invest in high quality debt securities, meaning securities that are rated, when the Funds buy them, in one of the two highest short term rating categories by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Funds. Debt securities also fluctuate in value based on perceived creditworthiness of issuers. A default on an investment held by a Fund, or a significant decline in the value of a Fund investment, could cause the value of your investment in the Fund to decline.

NON-U.S. SECURITIES. Investors in Institutional Liquid Reserves should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, currency exchange controls and other limitations on the use or transfer of fund assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of non-U.S. securities. Non-U.S. markets also may offer less protection to investors such as the Fund.

NON-DIVERSIFIED STATUS. Institutional Tax Free Reserves is a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive interest from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

CONCENTRATION. Institutional Liquid Reserves concentrates in bank obligations. Institutional Tax Free Reserves may concentrate in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that investments in Institutional Liquid Reserves and Institutional Tax Free Reserves may be particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

YEAR 2000. The Funds could be adversely affected if the computer systems used by the Funds or their service providers are not programmed to process information accurately on or after January 1, 2000. The Funds, and their service providers, are making efforts to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Funds. The Funds also could be adversely affected if the issuers of securities held by the Funds do not solve their Year 2000 problems.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, a Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. In these circumstances, each investor would be treated as having made a pro rata capital contribution to the Fund. By investing in a Fund, you agree to this capital contribution should it become necessary.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED AUGUST 31,
                                          ----------------------------------------------------------------------------------
                                            1998                1997               1996               1995             1994
                                            ----                ----               ----               ----             ----
Net asset value, beginning of
  period .........................        $1.00000            $1.00000           $1.00000           $1.00000         $1.00000
Net investment income ............         0.05548             0.05459            0.05521            0.05698          0.03603
Less dividends from net investment
  income .........................        (0.05548)           (0.05459)          (0.05521)          (0.05698)        (0.03603)
                                          --------            --------           --------           --------         --------
Net asset value, end of period ...        $1.00000            $1.00000           $1.00000           $1.00000         $1.00000
                                          ========            ========           ========           ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted) .........................      $3,380,501          $1,967,491         $1,257,134         $1,480,097         $470,041
Ratio of expenses to average net
  assets+ ........................           0.20%               0.18%              0.20%              0.17%            0.23%
Ratio of net investment income to
  average net assets+ ............           5.57%               5.52%              5.52%              5.70%            3.62%
Total return .....................           5.69%               5.60%              5.66%              5.85%            3.66%

Note: If agents of the Fund and agents of Institutional Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ..      $  0.04948          $  0.04844         $  0.04921           $0.05050         $0.03094
RATIOS:
Expenses to average net assets+ ..           0.79%               0.80%              0.80%              0.84%            0.86%
Net investment income to average
  net assets+ ....................           4.98%               4.90%              4.92%              5.03%            2.98%

----------
+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                                          YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------------------------------
                                                1998              1997             1996             1995             1994
                                                ----              ----             ----             ----             ----
Net asset value, beginning of period .....    $  1.00000        $  1.00000       $  1.00000         $1.00000         $1.00000
Net investment income ....................       0.05001           0.04994          0.05051          0.05200          0.03312
Less dividends from net investment income       (0.05001)         (0.04994)        (0.05051)        (0.05200)        (0.03312)
                                              ----------        ----------       ----------         --------         --------
Net asset value, end of period ...........    $  1.00000        $  1.00000       $  1.00000         $1.00000         $1.00000
                                              ==========        ==========       ==========         ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)       $264,136          $306,350         $213,395         $120,731         $150,911
Ratio of expenses to average net assets+ .         0.25%             0.25%            0.25%            0.25%            0.23%
Ratio of net investment income to average
  net assets+ ............................         5.00%             5.01%            5.03%            5.23%            3.40%
Total return .............................         5.12%             5.11%            5.17%            5.33%            3.36%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ..........    $  0.04431        $  0.04416       $  0.04428         $0.04593         $0.02679
RATIOS:
Expenses to average net assets+ ..........         0.82%             0.83%            0.87%            0.85%            0.88%
Net investment income to average
  net assets+ ............................         4.43%             4.43%            4.41%            4.62%            2.75%

----------
+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                                          MAY 21, 1997
                                                                 YEAR ENDED              (COMMENCEMENT
                                                                 AUGUST 31,            OF OPERATIONS) TO
                                                                    1998                AUGUST 31, 1997
                                                                 ----------            ------------------
Net asset value, beginning of period .......................      $1.00000                   $1.00000
Net investment income ......................................       0.03440                    0.00984
Less dividends from net investment income ..................      (0.03440)                  (0.00984)
                                                                  --------                   --------
Net asset value, end of period .............................      $1.00000                   $1.00000
                                                                  ========                   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ..................      $207,311                   $ 60,048
Ratio of expenses to average net assets+ ...................         0.25%                      0.25%*
Ratio of net investment income to average net assets+ ......         3.43%                      3.47%*
Total return ...............................................         3.49%                      0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and Administrator had not voluntarily assumed expenses during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ............................      $0.02718                   $0.00729
RATIOS:
Expenses to average net assets+ ............................         0.97%                      1.15%*
Net investment income to average net assets+ ...............         2.71%                      2.57%*

----------
 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
 * Annualized.
** Not annualized.

APPENDIX: Taxable Equivalent Yields

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

The Annual and Semi-Annual Reports for each Fund list portfolio holdings and describe fund performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-625-4554 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-800-SEC-0330. You can receive copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                                                                    Statement of
                                                          Additional Information
                                                                 January 4, 1999

CITIFUNDS(SM) INSTITUTIONAL LIQUID RESERVES
CITIFUNDS(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITIFUNDS(SM) INSTITUTIONAL TAX FREE RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated January 4, 1999, for CitiFunds(SM) Institutional Liquid Reserves ("Liquid Reserves"), CitiFunds(SM) Institutional U.S. Treasury
Reserves ("U.S. Treasury Reserves") and CitiFunds(SM) Institutional Tax Free Reserves ("Tax Free Reserves") (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see back cover for address and phone number).

    The Funds are each separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679. The Trust invests all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of Cash Reserves Portfolio are Elizabethan Square, George Town, Grand Cayman, British West Indies, (345) 945-1824. The address and telephone number of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                           PAGE
1. The Funds ..............................................................    2
2. Investment Objectives, Policies and Restrictions .......................    3
3. Performance Information ................................................   14
4. Determination of Net Asset Value .......................................   15
5. Management .............................................................   17
6. Portfolio Transactions .................................................   23
7. Description of Shares, Voting Rights and Liabilities ...................   23
8. Certain Additional Tax Matters .........................................   25
9. Independent Accountants and Financial Statements .......................   25
10. Appendix - Ratings of Municipal Obligations ...........................   26


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 2, 1998, Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 4, 1999, of the Funds by which shares of the Funds are offered.

    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserve Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund many withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, CFBDS, Inc. ("CFBDS") (21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679).

    Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to each of the Portfolios. The Adviser manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for each Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

    CFBDS, the Funds' administrator (the "Administrator"), supervises the overall administration of the Trust, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio. Signature Financial Group (Cayman) Ltd. ("SFG") supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trust and the Portfolios provide broad supervision over the affairs of the Trust and of the Portfolios, respectively.

    Shares of each Fund are continuously sold by CFBDS, the Funds' distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust with respect to that Fund (collectively, "Shareholder Servicing Agents"). Although shares of the Funds are sold without a sales load, CFBDS may receive fees from the Funds pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


                   2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

    The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

    The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Liquid Reserves with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves with respect to investing in municipal obligations described below, which may not be changed without the approval of Liquid Reserves' or Tax Free Reserves' shareholders, as applicable, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves Portfolio with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves Portfolio's or Tax Free Reserves Portfolio's investors, as applicable, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.

                             CASH RESERVES PORTFOLIO

    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

        (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments. (See "Repurchase Agreements.")

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES
    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.

                        U.S. TREASURY RESERVES PORTFOLIO

    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

                           TAX FREE RESERVES PORTFOLIO

    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio invests more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

      Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

      All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by or on behalf of Tax Free Reserves Portfolio's Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. Tax Free Reserves Portfolio's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. government are considered to have a rating equivalent to Moody's Aaa. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)

    The Portfolio's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

MUNICIPAL OBLIGATIONS
    As a fundamental policy, Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in:

      (1) Municipal bonds with remaining maturities of one year or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Inc. ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

      (2) Municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

      (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

      Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Adviser adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. Tax Free Reserves Portfolio's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (i.e., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANSs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see the Appendix to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS
    Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests. Variable rate instruments that the Portfolio may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

    The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Tax Free Reserves Portfolio will decide which variable rate instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the liquidity feature described below.

    Variable rate instruments in which Tax Free Reserves Portfolio may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. A participation interest gives Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by or on behalf of the Board of Trustees of the Trust to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation of 2 1/2% of the first $30 million of the Portfolio's average net assets, 2% of the next $70 million and 1 1/2% of the Portfolio's average net assets in excess of $100 million. The Adviser has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests include municipal lease obligations which are deemed to be illiquid unless otherwise determined by or at the direction of the Board of Trustees. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability of to claim tax exemption of interest paid on that Municipal Obligation.

      Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

      Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

    In view of the possible "concentration" of Tax Free Reserves Portfolio in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

"WHEN-ISSUED" SECURITIES
    Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Adviser.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the public's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A separate account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS
    When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

    The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

REPURCHASE AGREEMENTS
    Tax Free Reserves Portfolio may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below. (See "Repurchase Agreements.")

TAXABLE SECURITIES
      Although Tax Free Reserves Portfolio attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and
(c) when, in the opinion of the Portfolio's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which Tax Free Reserves Portfolio s' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or other securities which the Portfolio is permitted to own. Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have possession of the collateral, which the Trust's Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the investment restrictions of a Portfolio (or, in the case of Cash Reserves Portfolio, its concentration policy described in paragraph (1) under "Investment Policies-Cash Reserves Portfolio" or, in the case of Tax Free Reserves Portfolio, its policy with respect to municipal obligations described in paragraph (1) under "Investment Policies -- Tax Free Reserves Portfolio"), the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

    Neither the Trust, on behalf of a Fund, nor a Portfolio may:

        (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of repurchase agreements (or, in the case of Liquid Reserves, Cash Reserves Portfolio and Tax Free Reserves Portfolio, fixed time deposits) or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public (and in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, short term commercial paper) shall not be considered the making of a loan;

        (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust on behalf of each Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) in the case of Liquid Reserves and Cash Reserves Portfolio, purchase securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities, which may be purchased without limitation) if immediately after such purchase more than 5% of the value of its assets would be invested in the securities of such issuer (provided, however, that the Trust may invest, on behalf of Liquid Reserves, all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (7) in the case of U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, concentrate its investment in any particular industry; provided that nothing in this Investment Restriction is intended to affect the ability to invest 100% of U.S. Treasury Reserves' assets in U.S. Treasury Reserves Portfolio;

        (8) in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, concentrate its investments in any particular industry, but, if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves or Cash Reserves Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that each of Tax Free Reserves Portfolio and Cash Reserves Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of Tax Free Reserves from Tax Free Reserves Portfolio or Liquid Reserves from Cash Reserves Portfolio, the Trust will invest the assets of the applicable Fund in bank obligations to the same extent and with the same reservation as its corresponding Portfolio; and provided, further that nothing in this Investment Restriction is intended to affect Tax Free Reserves' ability to invest 100% of its assets in Tax Free Reserves Portfolio or Liquid Reserves' ability to invest 100% of its assets in Cash Reserves Portfolio; or

        (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

    For purposes of Investment Restriction (8) above, "bank obligations," when used with respect to Tax Free Reserves and Tax Free Reserve Portfolio, shall include bank participation interests in Municipal Obligations.

DESIGNATION OF ISSUER OF SECURITIES

    For purposes of the investment restrictions described above for Tax Free Reserves and Tax Free Reserves Portfolio, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by the Fund or the Portfolio is not considered a violation of policy.


                           3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Funds.

                                                                                      REDEEMABLE VALUE
                                                                  ANNUALIZED          OF A HYPOTHETICAL
                                                                     TOTAL            $1,000 INVESTMENT
PERIOD                                                           RATE OF RETURN    AT THE END OF THE PERIOD
------                                                           --------------    ------------------------
LIQUID RESERVES
October 2, 1992 (commencement of operations) to August 31, 1998      4.96%                 $1,056.91
Five Years ended August 31, 1998 ..............................      5.29%                 $1,293.98
One year ended August 31, 1998 ................................      5.69%                 $1,331.62

U.S. TREASURY RESERVES
October 2, 1992 (commencement of operations) to August 31, 1998      4.53%                 $1,049.09
Five Years ended August 31, 1998 ..............................      4.81%                 $1,252.19
One year ended August 31, 1998 ................................      5.12%                 $1,379.80

TAX FREE RESERVES
May 21, 1997 (commencement of operations) to August 31, 1998 ..      3.51%                 $1,045.16
One year ended August 31, 1998 ................................      3.49%                 $1,034.95

    The annualized yield of Liquid Reserves for the seven-day period ended August 31, 1998 was 5.51%. The effective compound annualized yield of Liquid Reserves for such period was 5.66%. The annualized yield of U.S. Treasury Reserves for the seven-day period ended August 31, 1998 was 4.85%. The effective compound annualized yield of U.S. Treasury Reserves for such period was 4.97%, and the annualized tax equivalent yield of U.S. Treasury Reserves for such period was 5.47% (assuming a combined state and local tax rate of 11.307% for New York City residents). The annualized yield of Tax Free Reserves for the seven-day period ended August 31, 1998 was 3.25%. The effective compounded annualized yield of Tax Free Reserves for such period was 3.30%, and the annualized tax equivalent yield of Tax Free Reserves for such period was 5.38% (assuming a federal tax bracket of 39.60%).


                       4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves and 12:00 noon, Eastern time, for the other Funds, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                  5. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested Trustees of their corresponding Portfolios.

    The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio is 21 Milk Street, Boston, Massachusetts.

TRUSTEES OF THE TRUST
PHILIP W. COOLIDGE; 47* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY; 72 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 58 -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Trustee, The Highland Family of Funds (March, 1997 to March, 1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 47 -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager, Rockefeller & Co. (March, 1988 to July,
1990); Trustee, Mainstay Institutional Funds (since December, 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

TRUSTEES OF THE PORTFOLIOS
ELLIOTT J. BERV; 55 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; 47* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY; 72 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

WALTER E. ROBB, III; 72-- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIOS
PHILIP W. COOLIDGE; 47* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

CHRISTINE A. DRAPEAU; 28* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Assistant Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996); Graduate Student, Bentley College (prior to December, 1994).

TAMIE EBANKS-CUNNINGHAM, 26* -- Assistant Secretary of the Trust and the Portfolios; Office Manager, Signature Financial Group (Cayman) Ltd. (Since April
1995); Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

JOHN R. ELDER; 50* -- Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, CFBDS (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March, 1995).

LINDA T. GIBSON; 33* -- Secretary of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, CFBDS (since October, 1992).

JOAN R. GULINELLO; 43* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since October, 1993); Secretary, CFBDS (since October, 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October, 1993).

JAMES E. HOOLAHAN; 51* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI; 34* -- Vice President, Assistant Treasurer and Assistant Secretary of the Trust and the Portfolios; Vice President, Signature Financial Group (Cayman) Ltd. (since August, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994). Her address is Suite 193, 12 Church St., Hamilton, HM11, Bermuda.

MOLLY S. MUGLER; 47* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

CLAIR TOMALIN, 30* -- Assistant Secretary of the Trust and the Portfolios; Office Manager, Signature Financial Group (Europe) Limited (since 1993). Her address is 117 Charterhouse Street, London ECIM 6AA.

SHARON M. WHITSON; 50* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Assistant Vice President, Signature Financial Group, Inc.

JULIE J. WYETZNER; 39* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trust and the Portfolios also hold comparable positions with certain other funds for which CFBDS or an affiliate serves as the distributor or administrator.

                                        TRUSTEES COMPENSATION TABLE

                                   AGGREGATE           AGGREGATE           AGGREGATE
                                 COMPENSATION        COMPENSATION         COMPENSATION    TOTAL COMPENSATION
                                     FROM              FROM U.S.            FROM TAX        FROM THE TRUST
TRUSTEE                        LIQUID RESERVES(1)   TREASURY RESERVES(1)   FREE RESERVES(1)   AND COMPLEX(2)
-------                        ------------------   --------------------   ----------------   --------------
Philip W. Coolidge............         $0                   $0                    $0                $0
Riley C. Gilley...............    $ 8,509                 $2,392                $1,118           $50,000
Diana R. Harrington...........    $13,112                 $3,076                $1,288           $57,000
Susan B. Kerley...............    $13,875                 $3,191                $1,217           $59,000

(1) For the fiscal year ended August 31, 1998.

(2)Information relates to the fiscal year ended August 31, 1998. Messrs. Coolidge and Gilley and Mses. Harrington and Kerley are trustees of 53, 33, 28 and 28 Funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank.

    As of December __, 1998, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves were held of record by Citibank or an affiliate, as a Shareholder Servicing Agent of the Funds, for the accounts of their respective clients.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

    Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of a Portfolio may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting securities transactions for each Portfolio. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the applicable Portfolio who are not parties to such Advisory Agreement or interested persons of any party to the Advisory Agreements, at a meeting called for the purpose of voting on the Advisory Agreement.

    Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the applicable Portfolio, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

    For its services under the Advisory Agreements, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of Cash Reserves Portfolio's and U.S. Treasury Reserves Portfolio's average daily net assets and 0.20% of Tax Free Reserves Portfolio's average daily net assets, in each case on an annualized basis for the Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from Cash Reserves Portfolio to Citibank under the Advisory Agreement, after waivers, were $2,713,691, $4,395,286 and $6,739,206, respectively.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from U.S. Treasury Reserves Portfolio to Citibank under the Advisory Agreement, after waivers, were $373,944, $494,339 and $578,350, respectively.

    TAX FREE RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $737,021, $506,142 and $659,288, respectively.

    Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchase on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Investment Advisory Agreements and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Funds or Portfolios would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATORS

    Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), CFBDS provides the Trust, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and CFBDS supervises the overall administration of the Trust, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolios; the preparation and filing of all documents required for compliance by the Trust and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolios. CFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trust and the Portfolios to serve as Trustees and officers of the Trust and the Portfolios. Such Trustees and officers may be directors, officers or employees of CFBDS, SFG or their affiliates.

    For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of each Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators may voluntarily agree to waive a portion of the fees payable to it.

    LIQUID RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from Liquid Reserves under the Administrative Services Agreement, after waivers, were $976,156, $1,080,704 and $2,731,366, respectively. For the fiscal years ended August 31, 1996, 1997 and 1998, the fees payable to SFG from Cash Reserves Portfolio under the Administrative Services Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from U.S. Treasury Reserves to CFBDS under the Administrative Services Agreement, after waivers, were $121,689, $321,940 and $299,208, respectively. For the fiscal years ended August 31, 1996, 1997 and 1998, the fees payable to CFBDS under the Administrative Services Agreement with U.S. Treasury Reserves Portfolio were voluntarily waived.

    TAX FREE RESERVES: For the fiscal period ended August 31, 1997, all fees payable from Tax Free Reserves to CFBDS under the Administrative Services Agreement were voluntarily waived. For the fiscal year ended August 31, 1998, all fees payable from Tax Free Reserves to CFBDS under the Administrative Services Agreement were voluntarily waived. For the fiscal years ended August 31, 1996 and 1997, the fees paid to CFBDS under the Administrative Services Agreement with Tax Free Reserves Portfolio, after waivers, were $180,025, and $79,252, respectively. For the fiscal year ended August 31, 1998, all fees payable to CFBDS under the Administrative Services Agreement with Tax Free Reserves Portfolio were voluntarily waived.

    By Agreement, the Trust acknowledges that the name "CitiFunds" is the property of Citigroup Inc. and provides that if Citibank ceases to serve as the Adviser of the Trust, the Trust and the Funds will change their respective names so as to delete the word "CitiFunds." The Agreement with the Trust also provides that Citibank may permit other investment companies in addition to the Trust to use the word "CitiFunds" in their names.

    The Administrative Services Agreement with the Trust continues in effect as to a Fund if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of such Fund and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or CFBDS. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to a Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither CFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

    CFBDS has agreed to reimburse the Funds for their operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. The expenses incurred by the Funds for distribution purposes pursuant to the Trust's Distribution Plans are included within such operating expenses only to the extent required by any state in which the Funds' shares are qualified for sale. The Trust may elect not to qualify the Funds' shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of a Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Funds' annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by CFBDS. Subject to the obligation of CFBDS to reimburse the Funds for their excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Funds.

    The Administrative Services Agreements with the Portfolios provide that CFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreement with each of the Portfolios terminates automatically if it is assigned and may be terminated without penalty by a vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with each of the Portfolios also provides that neither CFBDS or SFG, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

    CFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

    Pursuant to Sub-Administrative Services Agreements (the "Sub- Administrative Agreements"), Citibank performs such sub-administrative duties for the Trust and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust and the Portfolios, participation in preparation of documents required for compliance by the Trust and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and Portfolios, and other functions which would otherwise be performed by CFBDS or SFG as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG not in excess of the amount paid to CFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by CFBDS or SFG, as the case may be.

DISTRIBUTOR

    The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distributor receives a fee from each Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution related expenses, including, but not limited to, employee salaries, bonuses and other overhead expenses.

    The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that at least quarterly the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated with respect to the applicable Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Distribution Plan may not be amended to increase materially the amount of the Funds' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Distribution Plan, CFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement. During the period they are in effect, the Distribution Plan and Distribution Agreement obligate the applicable Funds to pay distribution fees to CFBDS as compensation for its distribution activities, not as reimbursement for specific expenses incurred. Thus, even if CFBDS's expenses exceed its distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if CFBDS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the distribution fees to CFBDS until either its Distribution Plan or Distribution Agreement is terminated or not renewed. In that event, CFBDS's expenses in excess of distribution fees received or accrued through the termination date will be CFBDS's sole responsibility and not obligations of the Fund.

    LIQUID RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, all fees payable from Liquid Reserves to the Distributor under the Distribution Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal year ended August 31, 1996, the fees paid from U.S. Treasury Reserves to the Distributor under the Distribution Agreement, after waivers, were $1,220. For the fiscal years ended August 31, 1997 and 1998, all fees payable from U.S. Treasury Reserves to the Distributor under the Distribution Agreement were voluntarily waived.

    TAX FREE RESERVES: For the fiscal period ended August 31, 1997 and the fiscal year ended August 31, 1998, the fees payable from Tax Free Reserves to the Distributor under the Distribution Agreement were voluntarily waived.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from each Fund and the fees paid to the Shareholder Servicing Agents from each Fund may not exceed 0.45% of the applicable Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to a Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of a Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

    The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under each Servicing Agreement, each Shareholder Servicing Agent receives fees from each Fund at an annual rate of 0.10% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees. For the fiscal years ended August 31, 1996, 1997 and 1998, the aggregate fees payable from Liquid Reserves to Shareholder Servicing Agents under the Servicing Agreement were voluntarily waived.
For the fiscal years ended August 31, 1996, 1997 and 1998, the aggregate fees payable from U.S. Treasury Reserves to Shareholder Servicing Agents under the Servicing Agreements were voluntarily waived. For the fiscal period ended
August 31, 1997 and the fiscal year ended August 31, 1998, all aggregate fees payable from Tax Free Reserves to Shareholder Servicing Agents under the Servicing Agreement were voluntarily waived.

    The Trust and each Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian and performs fund accounting services. State Street (or its affiliate State Street Canada, Inc.) calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolio's Trustees.

    The Portfolios have also adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either CFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.


                            6. PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 1998 to the Adviser or any affiliate of the Adviser.


                 7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. In addition to the Funds, there is currently one other series of the Trust, CitiFunds Institutional Cash Reserves. Each share represents an equal proportionate interest in a Fund with each other share. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series, only shares of that series are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of either Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 12:00 noon, Eastern time, in the case of Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on the following business day of the Portfolio.


                        8. CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal and state income or excise taxes.

    The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt form federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.


                   9. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP and PricewaterhouseCoopers are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    Financial statements to be added by amendment.

                                                                        APPENDIX

RATINGS OF MUNICIPAL OBLIGATIONS*

The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    --Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

    --Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols and definitions are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" denote any exceptionally strong credit feature.

F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

SHAREHOLDER SERVICING AGENTS

FOR PRIVATE BANKING CLIENTS:
CITIBANK, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
CITIBANK, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
CITIBANK, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

CITIFUNDS(SM) INSTITUTIONAL LIQUID RESERVES
CITIFUNDS(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITIFUNDS(SM) INSTITUTIONAL TAX FREE RESERVES

TRUSTEES AND OFFICERS
Philip W. Coolidge, President*
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

--------------------------------------------------------------------------------
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(FOR CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES AND
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES)
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                     PART C


Item 23.  Exhibits.

          * 1(a)        Declaration of Trust of the Registrant
     *, **, 1(b)        Amendments to Declaration of Trust of the Registrant
  ***, **** and
   filed herewith
          * 2(a)        Amended and Restated By-Laws of the Registrant
     *, *** 2(b)        Amendments to Amended and Restated By-Laws of the
                        Registrant
        *** 4           Management Agreement between the Registrant, with
                        respect to CitiFunds Institutional Cash Reserves, and
                        Citibank, N.A., as investment manager and
                        administrator
          * 5(a)        Distribution Agreement between the Registrant and
                        CFBDS, Inc. ("CFBDS"), as distributor
      ***** 5(b)        Form of Amended and Restated Distribution Agreement
                        between the Registrant, with respect to Class A Shares
                        of CitiFunds Institutional Liquid Reserves, and CFBDS,
                        as distributor
      ***** 5(c)        Form of Distribution Agreement between the
                        Registrant, with respect to Class C Shares of CitiFunds
                        Institutional Liquid Reserves, and CFBDS, as distributor
      ***** 5(d)        Form of Distribution Agreement between the
                        Registrant, with respect to Class F Shares of CitiFunds
                        Institutional Liquid Reserves, and CFBDS, as distributor
        *** 5(e)        Distribution Agreement between the Registrant, with
                        respect to CitiFunds Institutional Cash Reserves, and
                        CFBDS, as distributor
          * 7           Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
          * 8(a)        Amended and Restated Administrative Services Plan of
                        the Registrant with respect to CitiFunds
                        Institutional U.S. Treasury Reserves and CitiFunds
                        Institutional Tax Free Reserves
      ***** 8(b)        Form of Amended and Restated Administrative
                        Services Plan of the Registrant with respect to Class A
                        Shares of CitiFunds Institutional Liquid Reserves
          * 8(c)        Administrative Services Agreement between the
                        Registrant and CFBDS, as administrator
          * 8(d)        Form of Sub-Administrative Services Agreement between
                        Citibank, N.A. and CFBDS
      ***** 8(e)(i)     Form of Amendment to Shareholder Servicing Agreement
          * 8(e)(ii)    Form of Shareholder Servicing Agreement
          * 8(e)(iii)   Form of Shareholder Servicing Agreement between the
                        Registrant and a federal savings bank, as shareholder
                        servicing agent
          * 8(e)(iv)    Form of Shareholder Servicing Agreement between the
                        Registrant and CFBDS, as shareholder servicing agent
          * 8(f)        Transfer Agency and Service Agreement between the
                        Registrant and State Street, as transfer agent
          * 8(g)        Amended and Restated Exchange Privilege Agreement
                        between the Registrant, certain other investment
                        companies and CFBDS, as distributor
        *** 8(h)        Sub-Administrative Services Agreement between
                        Citibank, N.A. and CFBDS with respect to CitiFunds
                        Institutional Cash Reserves
          * 8(i)        Transfer Agency and Service Agreement between the
                        Registrant and State Street, as transfer agent for
                        CitiFunds Institutional Cash Reserves
          * 9(a)        Opinion and consent of counsel
     ****** 9(b)        Opinion and consent of counsel with respect to
                        CitiFunds Institutional Cash Reserves
          * 13(a)       Amended and Restated Distribution Plan of the
                        Registrant with respect to CitiFunds Institutional
                        U.S. Treasury Reserves and CitiFunds Institutional
                        Tax Free Reserves
      ***** 13(b)       Form of Amended and Restated Distribution Plan of
                        the Registrant with respect to Class A Shares of
                        CitiFunds Institutional Liquid Reserves
      ***** 13(c)       Form of Service Plan of the Registrant with respect
                        to Class C Shares of CitiFunds Institutional Liquid
                        Reserves
      ***** 13(d)       Form of Service Plan of the Registrant with respect
                        to Class F Shares of CitiFunds Institutional Liquid
                        Reserves
        *** 13(e)       Service Plan of the Registrant with respect to
                        CitiFunds Institutional Cash Reserves
      ***** 15          Multiple Class Plan with respect to CitiFunds
                        Institutional Liquid Reserves
            25(a)       Powers of Attorney for the Registrant
            25(b)       Powers of Attorney for U.S. Treasury Reserves
                        Portfolio
            25(c)       Powers of Attorney for Cash Reserves Portfolio
            25(d)       Powers of Attorney for Tax Free Reserves Portfolio

---------------------

     * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.
    ** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 1, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 1, 1996.
   *** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on September 25, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on September 25, 1997.
  **** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on March 31, 1998.
 ***** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 14, 1996.
****** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citigroup Inc., a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(SM) Multi-State Tax Free Trust (CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves and CitiFunds(SM) California Tax Free Reserves), CitiFunds(SM) Tax Free Income Trust (CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio and CitiFunds(SM) California Tax Free Income Portfolio) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFunds(SM) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

      John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and
H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

      Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins      Director, Kimberly-Clark Corporation

Robert I. Lipp       Chairman, Chief Executive Officer and President, TAP

John S. Reed         Director, Monsanto Company
                     Director, Philip Morris Companies Incorporated
                     Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes    Director, Private Export Funding Corporation

H. Onno Ruding       Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                     Director, Pechiney S.A.
                     Advisory Director, Unilever NV and Unilever PLC
                     Director, Corning Incorporated

Item 27.  Principal Underwriters.

      (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Cash Reserves, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

      (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                      ADDRESS

    CFBDS, Inc.                               21 Milk Street, 5th Floor
    (administrator and distributor)           Boston, MA 02109

    State Street Bank and Trust Company       1776 Heritage Drive
    (transfer agent and custodian)            North Quincy, MA 02171

    Citibank, N.A.                            153 East 53rd Street
    (investment manager and administrator)    New York, NY 10043

Item 29.  Management Services.

      Not applicable.


Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of October, 1998.

                                          CITIFUNDS INSTITUTIONAL TRUST

                                          By:  Philip W. Coolidge
                                               ----------------------
                                               Philip W. Coolidge
                                               President

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 14, 1998.

          Signature                              Title

Philip W. Coolidge                President, Principal Executive
----------------------            Officer and Trustee
Philip W. Coolidge

John R. Elder                     Principal Financial Officer and
----------------------            Principal Accounting Officer
John R. Elder

Riley C. Gilley*                  Trustee
----------------------
Riley C. Gilley

Diana R. Harrington*              Trustee
----------------------
Diana R. Harrington

Susan B. Kerley*                  Trustee
----------------------
Susan B. Kerley

*By: Philip W. Coolidge
     ----------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge on behalf
     of those indicated pursuant to Powers
     of Attorney.

                                   SIGNATURES

      Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands on the 14th day of October, 1998.

                                          CASH RESERVES PORTFOLIO

                                          By:  Tamie Ebanks-Cunningham
                                               -----------------------
                                               Tamie Ebanks-Cunningham
                                               Assistant Secretary

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 14, 1998.


          Signature                              Title

Philip W. Coolidge*               President, Principal Executive
----------------------            Officer and Trustee
Philip W. Coolidge

John R. Elder*                    Principal Financial Officer and
----------------------            Principal Accounting Officer
John R. Elder

Elliott J. Berv*                  Trustee
----------------------
Elliott J. Berv

Walter E. Robb, III*              Trustee
----------------------
Walter E. Robb, III

*By: Tamie Ebanks-Cunningham
     -----------------------
     Tamie Ebanks-Cunningham
     Executed by Tamie Ebanks-Cunningham on
     behalf of those indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

      U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of October, 1998.

                                          U.S. TREASURY RESERVES PORTFOLIO

                                          By:  Philip W. Coolidge
                                               ----------------------
                                               Philip W. Coolidge
                                               President

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 14, 1998.

          Signature                              Title

Philip W. Coolidge                President, Principal Executive
----------------------            Officer and Trustee
Philip W. Coolidge

John R. Elder                     Principal Financial Officer and
----------------------            Principal Accounting Officer
John R. Elder

Elliott J. Berv*                  Trustee
----------------------
Elliott J. Berv

Riley C. Gilley*                  Trustee
----------------------
Riley C. Gilley

Walter E. Robb, III*              Trustee
----------------------
Walter E. Robb, III

*By: Philip W. Coolidge
     ----------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                   SIGNATURES

      Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of October, 1998.

                                          TAX FREE RESERVES PORTFOLIO

                                          By:  Philip W. Coolidge
                                               ----------------------
                                               Philip W. Coolidge
                                               President

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on October 14, 1998.

             Signature                              Title

   Philip W. Coolidge                President, Principal Executive
----------------------               Officer and Trustee
   Philip W. Coolidge

   John R. Elder                     Principal Financial Officer and
----------------------               Principal Accounting Officer
   John R. Elder

   Elliott J. Berv*                  Trustee
----------------------
   Elliott J. Berv

   Riley C. Gilley*                  Trustee
----------------------
   Riley C. Gilley

   Walter E. Robb, III*              Trustee
----------------------
   Walter E. Robb, III

*By: Philip W. Coolidge
     ----------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

            Exhibit
            No.:        Description:
            -------     ------------
            1(b)        Amendments to Declaration of Trust of the Registrant
            25(a)       Powers of Attorney for the Registrant
            25(b)       Powers of Attorney for U.S. Treasury Reserves
                        Portfolio
            25(c)       Powers of Attorney for Cash Reserves Portfolio
            25(d)       Powers of Attorney for Tax Free Reserves Portfolio